Future Minimum Lease Payments for Non-Cancelable Operating Leases (Detail) In Thousands, unless otherwise specified	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY
Operating Leased Assets [Line Items]
Year 2014	$ 456	2,759
Year 2015	223	1,353
Year 2016	149	902
Year 2017 and thereafter
Total	$ 828	5,014